Data by Business Segment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																12 Months Ended																											12 Months Ended																	12 Months Ended															12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Asset Impairment Charges	Dec. 31, 2012 Asset Impairment Charges	Dec. 31, 2011 Asset Impairment Charges	Dec. 31, 2013 Transaction Costs	Dec. 31, 2012 Transaction Costs	Dec. 31, 2011 Transaction Costs	Dec. 31, 2013 Operating Segments	Dec. 31, 2012 Operating Segments	Dec. 31, 2011 Operating Segments	Dec. 31, 2013 Eliminations	Dec. 31, 2012 Eliminations	Dec. 31, 2011 Eliminations	Dec. 31, 2013 Corporate, Non-Segment	Dec. 31, 2012 Corporate, Non-Segment	Dec. 31, 2011 Corporate, Non-Segment	Dec. 31, 2013 Corporate, Non-Segment Information Systems Routine	Dec. 31, 2012 Corporate, Non-Segment Information Systems Routine	Dec. 31, 2011 Corporate, Non-Segment Information Systems Routine	Dec. 31, 2013 Corporate, Non-Segment Other Routine	Dec. 31, 2012 Corporate, Non-Segment Other Routine	Dec. 31, 2011 Corporate, Non-Segment Other Routine	Dec. 31, 2013 Hospitals	Dec. 31, 2012 Hospitals	Dec. 31, 2011 Hospitals	Dec. 31, 2013 Hospitals Operating Segments	Dec. 31, 2012 Hospitals Operating Segments	Dec. 31, 2011 Hospitals Operating Segments	Dec. 31, 2013 Nursing Centers Operating Segments	Dec. 31, 2012 Nursing Centers Operating Segments	Dec. 31, 2011 Nursing Centers Operating Segments	Dec. 31, 2013 Nursing Centers Operating Segments Routine	Dec. 31, 2012 Nursing Centers Operating Segments Routine	Dec. 31, 2011 Nursing Centers Operating Segments Routine	Dec. 31, 2013 Nursing Centers Operating Segments Development	Dec. 31, 2012 Nursing Centers Operating Segments Development	Dec. 31, 2011 Nursing Centers Operating Segments Development	Dec. 31, 2013 Nursing Centers Eliminations	Dec. 31, 2012 Nursing Centers Eliminations	Dec. 31, 2011 Nursing Centers Eliminations	Dec. 31, 2011 Skilled Nursing Rehabilitation Services	Jun. 30, 2011 Skilled Nursing Rehabilitation Services	Dec. 31, 2013 Skilled Nursing Rehabilitation Services Operating Segments	Dec. 31, 2012 Skilled Nursing Rehabilitation Services Operating Segments	Dec. 31, 2011 Skilled Nursing Rehabilitation Services Operating Segments	Dec. 31, 2013 Skilled Nursing Rehabilitation Services Operating Segments Routine	Dec. 31, 2012 Skilled Nursing Rehabilitation Services Operating Segments Routine	Dec. 31, 2011 Skilled Nursing Rehabilitation Services Operating Segments Routine	Dec. 31, 2013 Skilled Nursing Rehabilitation Services Operating Segments Development	Dec. 31, 2012 Skilled Nursing Rehabilitation Services Operating Segments Development	Dec. 31, 2011 Skilled Nursing Rehabilitation Services Operating Segments Development	Dec. 31, 2013 Skilled Nursing Rehabilitation Services Eliminations	Dec. 31, 2012 Skilled Nursing Rehabilitation Services Eliminations	Dec. 31, 2011 Skilled Nursing Rehabilitation Services Eliminations	Dec. 31, 2013 Hospital Rehabilitation Services	Dec. 31, 2012 Hospital Rehabilitation Services	Dec. 31, 2011 Hospital Rehabilitation Services	Dec. 31, 2013 Hospital Rehabilitation Services Operating Segments	Dec. 31, 2012 Hospital Rehabilitation Services Operating Segments	Dec. 31, 2011 Hospital Rehabilitation Services Operating Segments	Dec. 31, 2013 Hospital Rehabilitation Services Operating Segments Routine	Dec. 31, 2012 Hospital Rehabilitation Services Operating Segments Routine	Dec. 31, 2011 Hospital Rehabilitation Services Operating Segments Routine	Dec. 31, 2013 Hospital Rehabilitation Services Operating Segments Development	Dec. 31, 2012 Hospital Rehabilitation Services Operating Segments Development	Dec. 31, 2011 Hospital Rehabilitation Services Operating Segments Development	Dec. 31, 2013 Hospital Rehabilitation Services Eliminations	Dec. 31, 2012 Hospital Rehabilitation Services Eliminations	Dec. 31, 2011 Hospital Rehabilitation Services Eliminations	Dec. 31, 2013 Skilled Nursing And Hospital Rehabilitation Services Operating Segments	Dec. 31, 2012 Skilled Nursing And Hospital Rehabilitation Services Operating Segments	Dec. 31, 2011 Skilled Nursing And Hospital Rehabilitation Services Operating Segments	Dec. 31, 2013 Home Health And Hospice Operating Segments	Dec. 31, 2012 Home Health And Hospice Operating Segments	Dec. 31, 2011 Home Health And Hospice Operating Segments	Dec. 31, 2013 Home Health And Hospice Operating Segments Routine	Dec. 31, 2012 Home Health And Hospice Operating Segments Routine	Dec. 31, 2011 Home Health And Hospice Operating Segments Routine	Dec. 31, 2011 Home Health And Hospice Operating Segments Development	Dec. 31, 2013 Overhead Corporate, Non-Segment	Dec. 31, 2012 Overhead Corporate, Non-Segment	Dec. 31, 2011 Overhead Corporate, Non-Segment	Dec. 31, 2013 Insurance Subsidiary Corporate, Non-Segment	Dec. 31, 2012 Insurance Subsidiary Corporate, Non-Segment	Dec. 31, 2011 Insurance Subsidiary Corporate, Non-Segment	Dec. 31, 2013 Overhead And Insurance Subsidiary Corporate, Non-Segment	Dec. 31, 2012 Overhead And Insurance Subsidiary Corporate, Non-Segment	Dec. 31, 2011 Overhead And Insurance Subsidiary Corporate, Non-Segment	Dec. 31, 2013 Hospital Division Operating Segments	Dec. 31, 2012 Hospital Division Operating Segments	Dec. 31, 2011 Hospital Division Operating Segments	Dec. 31, 2013 Hospital Division Operating Segments Routine	Dec. 31, 2012 Hospital Division Operating Segments Routine	Dec. 31, 2011 Hospital Division Operating Segments Routine	Dec. 31, 2013 Hospital Division Operating Segments Development	Dec. 31, 2012 Hospital Division Operating Segments Development	Dec. 31, 2011 Hospital Division Operating Segments Development
Segment Reporting Information [Line Items]
Revenues	$ 1,209,676	[1]	$ 1,175,445	[1]	$ 1,191,030	[1]	$ 1,259,434	[1]	$ 1,220,012	[1]	$ 1,198,023	[1]	$ 1,200,632	[1]	$ 1,237,475	[1]	$ 4,835,585	$ 4,856,142	$ 4,160,108							$ 5,044,935	$ 5,059,596	$ 4,340,849	$ (209,350)	$ (203,454)	$ (180,741)													$ 2,465,560	$ 2,543,829	$ 2,227,048	$ 1,070,828	$ 1,071,512	$ 1,085,268							$ (4,250)	$ (3,378)	$ (1,666)			$ 997,007	$ 1,007,335	$ 766,973							$ (113,625)	$ (106,020)	$ (104,984)				$ 286,613	$ 293,580	$ 200,824							$ (91,475)	$ (94,056)	$ (74,091)	$ 1,283,620	$ 1,300,915	$ 967,797	$ 224,927	$ 143,340	$ 60,736
Operating income (loss)																	516,470	555,628	403,152																									516,130	555,333	452,978	132,253	136,923	150,028												41,913	72,293	54,678													73,925	69,745	43,731										115,838	142,038	98,409	9,963	13,708	3,103					(176,495)	(179,063)	(174,800)	(1,914)	(2,127)	(2,306)	(178,409)	(181,190)	(177,106)
Impairment charges	(76,100)								(107,900)								(77,193)	(108,953)	(73,554)	(77,193)	(108,953)	(73,554)
Transaction costs																							(2,112)	(2,231)	(50,706)
Rent																	311,526	303,564	276,540							311,526	303,564	276,540				2,284	2,429	3,500										202,187	200,380	175,754	97,122	92,033	89,308												4,726	5,442	6,384													106	140	228										4,832	5,582	6,612	5,101	3,140	1,366
Depreciation and amortization																	154,206	160,066	126,905													29,099	30,932	26,367										70,566	76,849	61,714	27,494	27,366	24,480												11,010	11,168	7,258													9,429	9,309	5,637										20,439	20,477	12,895	6,608	4,442	1,449
Interest, net																	(103,963)	(106,839)	(79,854)
Loss from continuing operations before income taxes																	(53,225)	(14,841)	(80,147)
Provision (benefit) for income taxes																	(11,319)	30,642	(13,604)
Income (loss) from continuing operations	(50,747)	[1]	(15,762)	[1]	13,729	[1]	10,874	[1]	(82,453)	[1]	8,836	[1]	11,006	[1]	17,128	[1]	(41,906)	(45,483)	(66,543)
Capital expenditures, excluding acquisitions (including discontinued operations), Routine																	100,908	115,175	132,903																40,756	50,341	47,718	4,154	1,560	2,386										23,023	20,764	34,304												2,608	2,274	1,700													273	348	238													1,523	1,616	164														28,571	38,272	46,393
Capital expenditures, excluding acquisitions (including discontinued operations), Development																	11,824	50,322	87,655																																		7	8,057	19,167																																										1,167																11,817	42,265	67,321
Capital expenditures, excluding acquisitions (including discontinued operations)																	112,732	165,497	220,558																												23,030	28,821	53,471												2,608	2,274	1,700													273	348	238													1,523	1,616	1,331														40,388	80,537	113,714
Assets at end of period	3,945,869								4,237,946								3,945,869	4,237,946														684,611	603,358											1,776,728	2,129,303		552,336	626,016													339,103	336,445														348,968	340,668											688,071	677,113		244,123	202,156
Goodwill	$ 992,102								$ 1,041,266								$ 992,102	$ 1,041,266	$ 1,084,655																						$ 679,480	$ 747,065	$ 745,411	$ 679,480	$ 747,065														$ 107,026	$ 153,900													$ 173,334	$ 168,019	$ 167,753	$ 173,334	$ 168,019											$ 173,334	$ 168,019		$ 139,288	$ 126,182

[1]	(a) See accompanying discussion of certain quarterly items.